LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Cash paid for lease	$ 2,094	$ 1,508	$ 1,302
Noncash Transactions Recognized In Operating Assets And Liabilities	3,001	4,003
Lease expenses	$ 2,520	$ 1,867	$ 1,138